Accrued expenses and other liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Accrued expenses and other liabilities
Schedule of accrued expenses and other liabilities

	At March 31,
	2025	2024	2023
	€M	€M	€M
Accruals	1,953.5	1,603.1	1,276.6
Indirect tax and duties	793.7	725.5	720.4
Unearned revenue (contract liabilities)	3,432.2	2,899.0	2,786.5
	6,179.4	5,227.6	4,783.5

Contract liabilities comprise:	At March 31,
	2025	2024	2023
	€M	€M	€M
Opening contract liabilities	2,899.0	2,786.5	1,554.2
Revenue deferred during the year	13,637.4	12,840.8	11,343.0
Revenue recognized during the year	(13,104.2)	(12,728.3)	(10,110.7)
Closing contract liabilities	3,432.2	2,899.0	2,786.5

Schedule of indirect tax and duties

	At March 31,
	2025	2024	2023
	€M	€M	€M
PAYE (payroll taxes)	39.4	31.6	22.5
Other tax (principally air passenger duty in various countries)	754.3	693.9	697.9
	793.7	725.5	720.4